Expense Example - T-Strive Digital Credit Preferred Income ETF - T-Strive Digital Credit Preferred Income ETF Class	Sep. 11, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 107
Expense Example, with Redemption, 3 Years	$ 334